Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Basis of Presentation

Basis of Presentation

The accompanying condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information and notes required by GAAP for complete financial statements. The condensed balance sheet at December 31, 2014 has been derived from the audited financial statements at that date, but does not include all disclosures, including notes, required by GAAP for complete financial statements.

The unaudited interim condensed financial statements have been prepared on the same basis as the audited financial statements and, in the opinion of management, reflect all adjustments of a normal recurring nature considered necessary to present fairly its financial position as of March 31, 2015 and results of its operations and comprehensive loss for the three months ended March 31, 2015 and 2014, and cash flows for the three months ended March 31, 2015 and 2014. The interim results are not necessarily indicative of the results for any future interim period or for the entire year. Certain prior period amounts have been reclassified to conform to current period presentation.

The accompanying condensed financial statements and related financial information should be read in conjunction with the audited financial statements and the related notes thereto for the year ended December 31, 2014 included in the Company’s Form 10-K.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”). The balance sheet at December 31, 2013 has been derived from the audited financial statements at that date.

Significant Risks and Uncertainties

Significant Risks and Uncertainties

The Company has experienced losses since its inception and, as of December 31, 2014, has an accumulated deficit of approximately $71.0 million and cash and cash equivalents of approximately $8.0 million. In 2013 the Company received payments totaling approximately $3.0 million pursuant to the license agreement with GSK pertaining to Serenz. This agreement terminated in June 2014, and the Company does not expect additional revenue to result from it. The Company plans to commercialize Serenz in the E.U. via a partnership or distributorship arrangements. In the U.S., the Company intends to determine the regulatory approval pathway for Serenz in dialogue with the FDA, and subsequently to seek partnership or distributorship arrangements for commercialization.

On November 18, 2014 the Company completed its IPO and received net proceeds of $8.0 million, after deducting underwriting discounts and commissions and IPO related expenses. On March 5, 2015 the Company received approximately $3.8M as a result of Series B warrant holders exercising warrants to purchase shares of the Company’s common stock.

The Company initiated its commercialization of CoSense starting in October of 2014, and will achieve profitability only if it can generate sufficient revenue from sales of the Company’s CoSense instruments and consumables, or from license fees, milestone payments, and research and development payments in connection with potential future strategic partnerships. Although management has been successful in raising capital in the past, most recently in April 2014, August 2014, October 2014, November 2014 and March 2015, there can be no assurance that the Company will be successful, or that any needed financing will be available in the future at terms acceptable to the Company.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, and reported amounts of expenses in the financial statements and accompanying notes. Actual results could differ from those estimates. Key estimates included in the financial statements include the valuation of deferred income tax assets and the valuation of debt and equity instruments and stock-based compensation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, and reported amounts of expenses in the financial statements and accompanying notes. Actual results could differ from those estimates. Key estimates included in the financial statements include the valuation of deferred income tax assets and the valuation of debt and equity instruments and stock-based compensation.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents at two commercial banks that management believes are of high credit quality. Cash and cash equivalents deposited with these commercial banks exceeded the Federal Deposit Insurance Corporation insurable limit at March 31, 2015 and December 31, 2014. The Company expects this to continue.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents at two commercial banks that management believes are of high credit quality. Cash and cash equivalents deposited with these commercial banks exceeded the Federal Deposit Insurance Corporation insurable limit at December 31, 2014 and 2013. The Company expects this to continue.

Segments

Segments

The Company operates in one segment. Management uses one measurement of profitability and does not segregate its business for internal reporting, making operating decisions, and assessing financial performance. All long-lived assets are maintained in the United States of America.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments, including its money market fund, purchased with an original maturity of three months or less to be cash equivalents. The Company’s cash and cash equivalents are held in institutions in the U.S. and include deposits in a money market fund which was unrestricted as to withdrawal or use. As of December 31, 2014 and March 31, 2015, the balance of the money market fund was $7.9 million and $6.5 million, respectively.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. The Company’s cash and cash equivalents are held in institutions in the U.S. and include deposits in a money market fund which was unrestricted as to withdrawal or use.

Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of payments primarily related to insurance and short-term deposits. Prepaid expenses are initially recorded upon payment and are expensed as goods or services are received.

Accounts Receivable

Accounts Receivable

Accounts receivable as of December 31, 2013 consist of balances due from GSK pursuant to the license agreement executed in 2013. The Company did not record an allowance for doubtful accounts as this balance was deemed fully collectible.

Inventory

Inventory

Inventory as of December 31, 2014 consist of raw materials to be used in the manufacture of CoSense monitors and single-use nasal cannulas. Inventory is stated at the lower of cost or market under the first-in, first-out (FIFO) method. As of March 31, 2015, the Company’s inventory includes approximately $110 thousand of raw material, $61 thousand of work-in-process and $35 thousand in finished goods.

Inventory

Inventory as of December 31, 2014 consist of raw materials to be used in the manufacture of CoSense monitors and single-use nasal cannulas. Inventory is stated at the lower of cost or market under the first-in, first-out (FIFO) method.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost net of accumulated depreciation and depreciated using the straight-line method over the estimated useful lives of the assets, generally between three and five years. Leasehold improvements are amortized on a straight-line basis over the lesser of their useful life or the term of the lease. Maintenance and repairs are charged to expense as incurred, and improvements are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the balance sheet and any resulting gain or loss is reflected in operations in the period realized.

Convertible Instruments

Convertible Instruments

The Company evaluates and accounts for conversion options embedded in its convertible instruments in accordance with ASC 815 “Derivatives and Hedging.”

ASC 815 generally provides three criteria that, if met, require companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments. These three criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not remeasured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument subject to the requirements of ASC 815. ASC 815 also provides an exception to this rule when the host instrument is deemed to be conventional (as that term is described in the implementation guidance to ASC 815).

The Company applies the accounting standards for derivatives and hedging and for distinguishing liabilities from equity when accounting for hybrid contracts that feature conversion options. The Company accounts for convertible debt instruments when the Company has determined that the embedded conversion options should not be bifurcated from their host instruments in accordance with ASC 470-20 “Debt with Conversion and Other Options.” The Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt, using the effective interest method (see Note 6).

Common Stock Purchase Warrants and Other Derivative Financial Instruments

Common Stock Purchase Warrants and Other Derivative Financial Instruments

The Company classifies common stock purchase warrants and other free standing derivative financial instruments as equity if the contracts (i) require physical settlement or net-share settlement or (ii) give the Company a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement). The Company classifies any contracts that (i) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the control of the Company), (ii) give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement), or (iii) contain reset provisions as either an asset or a liability. The Company assesses classification of its freestanding derivatives at each reporting date to determine whether a change in classification between assets and liabilities is required. The Company determined that certain freestanding derivatives, which principally consist of Series A, Series B, and Series C warrants to purchase common stock, do not satisfy the criteria for classification as equity instruments due to the existence of certain cash settlement features that are not within the sole control of the Company or variable settlement provision that cause them to not be indexed to the Company’s own stock.

Convertible Preferred Stock Warrant Liability

The Company has issued freestanding warrants to purchase shares of its convertible preferred stock. Prior to the IPO, the Company classified the fair value of these warrants as liabilities on the balance sheet as they corresponded to the treatment of the preferred stock as temporary equity. The Company accounted for the warrants as derivative instruments. Changes in the fair value of the warrants were presented separately as other income (expense) in the Company’s statements of operations for each reporting period. The Company used the Monte Carlo simulation model to determine the fair values of the warrants. As a result, the valuation of this derivative instrument is subjective because the option-valuation model requires the input of highly subjective assumptions, including the expected stock price volatility and the probability of a future occurrence of a fundamental transaction. Changes in these assumptions can materially affect the fair value estimate and, such impacts can, in turn, result in material non-cash charges or credits, and related impacts on earnings or loss per share, in the statements of operations. At the time of the IPO, all of the warrants to purchase preferred stock were exchanged for warrants to purchase common stock, that met the conditions necessary for equity classification and are therefore no longer subject to adjustment to fair value.

Series A Warrant Liability

The Company has issued Series A Warrants to purchase shares of its common stock. If, at any time while the Series A Warrants are outstanding, the Company enters into a “Fundamental Transaction” (as defined in the Series A Warrant Agreement), which includes, but is not limited to, a purchase offer, tender offer or exchange offer, a stock or share purchase agreement or other business combination (including, without limitation, a reorganization, recapitalization, spin-off or other scheme of arrangement), then each registered holder of outstanding Series A Warrants as at any time prior to the consummation of the Fundamental Transaction, may elect and require the Company to purchase the Series A Warrants held by such person immediately prior to the consummation of such Fundamental Transaction by making a cash payment in an amount equal to the Black Scholes Value of the remaining unexercised portion of such registered holder’s Series A Warrants. Therefore, under ASC 815, the Company classified the fair value of these Series A Warrants as liabilities on the balance sheet due to this possibility that the Company may be obligated to settle the warrants in cash. As the warrants are publicly traded, the Company uses the closing price on the measurement date to determine the fair value of these warrants.

Series B Warrant Liability

The Company has issued Series B warrants to purchase shares of its common stock. In the event that the market price of the Company’s common stock falls below $6.50 at any time between March 12, 2015 and February 12, 2016, the Series B warrants will become exercisable on a cashless basis for a number of common shares that increases as the market price of the Company’s common stock decreases, and exercisable at a discount to the tracking price of the common stock at the time. The Company classified the fair value of these Series B warrants as liabilities on the balance sheet in accordance with the guidance in ASC 815-40. The Company accounted for the warrants as derivative instruments, as the value is derived from the performance of an underlying entity, the Company’s common stock. The Company used the Monte Carlo simulation model to determine the fair value of the warrants. As a result, the valuation of this derivative instrument is subjective because the option-valuation model requires the input of highly subjective assumptions, including the expected stock price volatility. Changes in these assumptions can materially affect the fair value estimate and, such impacts can, in turn, result in material non-cash charges or credits, and related impacts on earnings or loss per share, in the statements of operations. The Company recorded changes in fair value of the Series B warrants as a component of other income (expense).

In addition to the Series B warrants, the Company issued Series A warrants in connection with its IPO has other warrants issued prior to the IPO in connection with convertible debt and has other warrants classified as part of its permanent equity. Under ASC 815-40-35, the Company adopted a sequencing policy that reclassifies contracts from equity to assets or liabilities for those with the latest inception date first.

The Company will evaluate future issuance of securities as to reclassification as a liability under its sequencing policy of latest inception date first until either all of the Series B warrants are settled or expire.

In accordance with the guidance under ASC 815-40-25, the Company has determined that it has a sufficient number of authorized and unissued shares, to settle all existing commitments as of December 31, 2014.

Convertible Preferred Stock		Convertible Preferred Stock At the time of the IPO, all outstanding shares of preferred stock converted into common stock at a conversion rate of one to one, and were reclassified to permanent equity.
Revenue Recognition

Revenue Recognition

The Company began recognizing sales of CoSense during the three months ended March 31, 2015. The Company recognizes revenue when all of the following criteria are met:

•	persuasive evidence of an arrangement exists;

•	the sales price is fixed or determinable;

•	collection of the relevant receivable is probable at the time of sale; and

•	delivery has occurred or services have been rendered.

For a majority of sales, where the Company delivers its product to hospitals or medical facilities, the Company recognizes revenue upon delivery, which represents satisfaction of the required revenue recognition criteria. The Company does not offer rights of return or price protection and it has no post-delivery obligations. The Company has a limited one-year warranty to most customers. Estimated warranty obligations are recorded at the time of sale and to date, warranty costs have been insignificant.

Revenue Recognition

The Company recognized revenue during the year ended December 31, 2013 pursuant to its license agreement with GSK. The revenue was recognized because there was persuasive evidence of an arrangement, the price was fixed or determinable, and collectability was reasonably assured. The up-front payment for revenue recognized in 2013 was received prior to December 31, 2013 and was nonrefundable. No revenue was recognized during the year ended December 31, 2014. The agreement was terminated in the second quarter of 2014, and the Company does not have any further monetary obligations with respect to this agreement.

Research and Development

Research and Development

Research and development costs are charged to operations as incurred. Research and development costs consist primarily of salaries and benefits, consultant fees, prototype expenses, certain facility costs and other costs associated with clinical trials, net of reimbursed amounts.

Costs to acquire technologies to be used in research and development that have not reached technological feasibility and have no alternative future use are expensed to research and development costs when incurred.

Research and Development

Research and development costs are charged to operations as incurred. Research and development costs consist primarily of salaries and benefits, consultant fees, prototype expenses, certain facility costs and other costs associated with clinical trials, net of reimbursed amounts.

Costs to acquire technologies to be used in research and development that have not reached technological feasibility and have no alternative future use are expensed to research and development costs when incurred.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method. Under this method, deferred income tax assets and liabilities are recorded based on the estimated future tax effects of differences between the amounts at which assets and liabilities are recorded for financial reporting purposes and the amounts recorded for income tax purposes. Deferred income taxes are classified as current or non-current, based on the classifications of the related assets and liabilities giving rise to the temporary differences. A valuation allowance is provided against the Company’s deferred income tax assets when their realization is not reasonably assured.

The Company assesses all material positions taken in any income tax return, including all significant uncertain positions, in all tax years that are still subject to assessment or challenge by relevant taxing authorities. Assessing an uncertain tax position begins with the initial determination of the position’s sustainability and is measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. As of each balance sheet date, unresolved uncertain tax positions must be reassessed, and the Company will determine whether (i) the factors underlying the sustainability assertion have changed and (ii) the amount of the recognized tax benefit is still appropriate. The recognition and measurement of tax benefits requires significant judgment. Judgments concerning the recognition and measurement of a tax benefit might change as new information becomes available.

Stock-Based Compensation

Stock-Based Compensation

For stock options granted to employees, the Company recognizes compensation expense for all stock-based awards based on the estimated fair value on the date of grant. The value of the portion of the award that is ultimately expected to vest is recognized as expense ratably over the requisite service period. The fair value of stock options is determined using the Black-Scholes option pricing model. The determination of fair value for stock-based awards on the date of grant using an option pricing model requires management to make certain assumptions regarding a number of complex and subjective variables.

Stock-based compensation expense related to stock options granted to non-employees is recognized based on the fair value of the stock options, determined using the Black-Scholes option pricing model, as they are earned. The awards generally vest over the time period the Company expects to receive services from the non-employee.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as a change in equity of a business enterprise during a period, resulting from transactions from non-owner sources. There have been no items qualifying as other comprehensive income (loss) and, therefore, for all periods presented, the Company’s comprehensive income (loss) was the same as its reported net income (loss).

Net Income (Loss) per Share of Common Stock

Net Income (Loss) per Share of Common Stock

Basic net income (loss) per common share is calculated by dividing the net income (loss) attributable to common stockholders by the weighted-average number of common stock outstanding during the period, without consideration for potentially dilutive securities. Diluted net income (loss) per share is computed by dividing the net income (loss) attributable to common stockholders by the weighted-average number of common stock and potentially dilutive securities outstanding for the period. For purposes of the diluted net income (loss) per share calculation, convertible preferred stock, convertible promissory notes, stock options and stock warrants are considered to be potentially dilutive securities. Because the Company has reported a net loss for the years ended December 31, 2014 and 2013, diluted net loss per common share is the same as basic net loss per common share for those periods.

The following is a reconciliation of the number of shares used in the calculation of basic earnings per share and diluted earnings per share during the years ended December 31, 2014 and 2013:

	Fiscal Year Ended December 31,
	2014	2013
	(revised)
Net loss	$(13,237,616)	$(3,707,243)

Weighted-average shares used in computing basic and diluted net loss per common share	1,270,033	535,648
Basic and diluted net loss per common share	$(10.42)	$(6.92)

Effective as of the completion of the IPO, all of the Company’s preferred stock was converted to common stock.

The following potentially dilutive securities outstanding have been excluded from the computations of diluted weighted-average shares outstanding because such securities have an antidilutive impact due to losses reported (in common stock equivalent shares):

	Fiscal Year Ended December 31,
	2014	2013
Convertible preferred stock	—	865,429
Warrants issued to 2010/2012 convertible note holders to purchase stock	523,867	Adjustable
Stock issuable upon conversion of convertible notes	—	Adjustable
Options to purchase common stock	1,072,011	239,606
Warrants issued in 2009 to purchase stock	9,259	9,259
Warrants issued to Underwriter to purchase common stock	82,500	—
Series A Warrants to purchase common stock	2,449,605	—
Series B Warrants to purchase common stock	Adjustable	—

Reverse Stock Split

Reverse Stock Split

The Company’s board of directors and stockholders approved an amendment to the Company’s amended and restated certificate of incorporation to effect a 1-for-12 reverse split of shares of the Company’s common stock and convertible preferred stock, and to change the total authorized number of common stock and convertible preferred stock, which amendment was filed with the Secretary of State of the State of Delaware on July 28, 2014. All issued and outstanding common stock, convertible preferred stock, options for common stock, warrants for preferred stock and per share amounts contained in the financial statements have been retroactively adjusted to reflect this reverse split for all periods presented. All authorized common stock and convertible preferred stock numbers contained in the financial statements have been adjusted to reflect the modifications effected pursuant to the July 28, 2014 amendment to the Company’s amended and restated certificate of incorporation.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board, or FASB, or other standard setting bodies and adopted by us as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s financial position or results of operations upon adoption.

On June 10, 2014, the FASB issued ASU 2014-10, Elimination of Certain Financial Reporting Requirements, Including Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation. The pending content resulting from the issuance of ASU 2014-10 eliminates the definition of development stage entity, thereby removing the distinction between the development stage entities and other reporting entities. As a consequence, inception-to-date presentation and other incremental disclosure requirements in ASC Topic 915 for entities previously considered development stage entities are eliminated. For public business entities, the ASU’s elimination of the inception-to-date information and the other disclosures in Topic 915 is effective for annual reporting periods beginning after December 15, 2014, and interim periods therein. For other entities, this portion of the ASU is effective for annual reporting periods beginning after December 15, 2014, and interim reporting periods beginning after December 15, 2015. While the changes resulting from the issuance of ASU 2014-10 are not yet effective, early adoption of either the amendments to Topic 915 or Topic 810 is permitted for any annual or interim period for which a reporting entity’s financial statements have not yet been issued (public business entities) or made available for issuance (other entities.)

The Company adopted ASU 2014-10 as of June 30, 2014, and therefore is no longer considered in the development stage. The Company continues to engage in research and development activities; however, the adoption of this ASU allows the Company to remove the inception to date information and all references to development stage in the accompanying financial statements.

The Company has considered all other recently issued accounting pronouncements and does not believe the adoption of such pronouncements will have a material impact on its financial statements.

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board, or FASB, or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s financial position or results of operations upon adoption.

On June 10, 2014, the FASB issued ASU 2014-10, Elimination of Certain Financial Reporting Requirements, Including Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation. The pending content resulting from the issuance of ASU 2014-10 eliminates the definition of development stage entity, thereby removing the distinction between the development stage entities and other reporting entities. As a consequence, inception-to-date presentation and other incremental disclosure requirements in ASC Topic 915 for entities previously considered development stage entities are eliminated. For public business entities, the ASU’s elimination of the inception-to-date information and the other disclosures in Topic 915 is effective for annual reporting periods beginning after December 15, 2014, and interim periods therein. For other entities, this portion of the ASU is effective for annual reporting periods beginning after December 15, 2014, and interim reporting periods beginning after December 15, 2015. While the changes resulting from the issuance of ASU 2014-10 are not yet effective, early adoption of either the amendments to Topic 915 or Topic 810 is permitted for any annual or interim period for which a reporting entity’s financial statements have not yet been issued (public business entities) or made available for issuance (other entities.)

The Company adopted ASU 2014-10 as of June 30, 2014, and therefore is no longer considered in the development stage. The Company continues to engage in research and development activities; however, the adoption of this ASU allows the Company to remove the inception to date information and all references to development stage in the accompanying financial statements.

The Company has considered all other recently issued accounting pronouncements and does not believe the adoption of such pronouncements will have a material impact on its financial statements.

Fair Value of Financial Instruments

The carrying value of the Company’s cash, accounts receivable, prepaid expenses and other current assets, accounts payable, and accrued liabilities approximate fair value due to the short-term nature of these items. Based on the borrowing rates currently available to the Company for debt with similar terms and consideration of default and credit risk, the carrying value of the convertible promissory notes approximates their fair value.

Fair Value Measurement

Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.